(Loss) earnings per share (Details Narrative) - shares shares in Millions	3 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Stock options [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	15.4	7.4
RSUs [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	2.8
Common share awards [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	4.6
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	39.0	42.0